Loans and other financial assets at amortized cost - Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Line Items]
Total	₩ 15,914,139	₩ 9,863,160
Due from banks in local currency
Cash and cash equivalents [Line Items]
Total	10,581,568	6,775,252
Due from banks in local currency | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(2,452)	(1,576)
Due from banks in local currency | Due from The Bank of Korea ("BOK") | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	10,219,055	6,519,226
Due from banks in local currency | Due from the depository banks | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	159,264	84,195
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	14,146	266
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	54	227
Due from banks in local currency | Others | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	191,501	172,914
Due from banks in foreign currencies
Cash and cash equivalents [Line Items]
Total	5,332,571	3,087,908
Due from banks in foreign currencies | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(3,582)	(2,790)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	3,615,983	1,608,126
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	205,351	296,489
Due from banks in foreign currencies | Others | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	₩ 1,514,819	₩ 1,186,083